Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 24, 2021
Balance (in Shares) at Feb. 24, 2021
Class B common stock issued to initial stockholder		$ 359	24,641		25,000
Class B common stock issued to initial stockholder (in Shares)		3,593,750
Sales of 103,734 private placement units through the exercise of the over-allotment	$ 10		1,037,332		1,037,342
Sales of 103,734 private placement units through the exercise of the over-allotment (in Shares)	103,734
Sale of 571,859 private placement units	$ 57		5,718,531		5,718,588
Sale of 571,859 private placement units (in Shares)	571,859
Representative shares	$ 14		1,383,109		1,383,123
Representative shares (in Shares)	138,312
Forfeiture of shares due to over-allotment not exercised in full		$ (13)	13
Forfeiture of shares due to over-allotment not exercised in full (in Shares)		(135,943)
Proceeds allocated to equity rights			760,718		760,718
Issuance costs allocated to equity rights			(52,593)		(52,593)
Class A share remeasurement to redemption value, net of allocation of rights proceeds and offering costs			(8,871,751)	(3,473,185)	(12,344,936)
Net loss				(834,087)	(834,087)
Balance at Dec. 31, 2021	$ 81	$ 346		(4,307,272)	(4,306,845)
Balance (in Shares) at Dec. 31, 2021	813,905	3,457,807
Net loss				78,483	78,483
Balance at Mar. 31, 2022	$ 81	$ 346		(4,228,789)	(4,228,362)
Balance (in Shares) at Mar. 31, 2022	813,905	3,457,807
Balance at Dec. 31, 2021	$ 81	$ 346		(4,307,272)	(4,306,845)
Balance (in Shares) at Dec. 31, 2021	813,905	3,457,807
Net loss					50,507
Balance at Sep. 30, 2022	$ 81	$ 346		(4,683,263)	(4,682,836)
Balance (in Shares) at Sep. 30, 2022	813,905	3,457,807
Balance at Dec. 31, 2021	$ 81	$ 346		(4,307,272)	(4,306,845)
Balance (in Shares) at Dec. 31, 2021	813,905	3,457,807
Remeasurement of Class A ordinary shares to redemption amount				(3,483,582)	(3,483,582)
Net loss				60,237	60,237
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Balance at Mar. 31, 2022	$ 81	$ 346		(4,228,789)	(4,228,362)
Balance (in Shares) at Mar. 31, 2022	813,905	3,457,807
Net loss				(122,189)	(122,189)
Balance at Jun. 30, 2022	$ 81	$ 346		(4,350,978)	(4,350,551)
Balance (in Shares) at Jun. 30, 2022	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(426,498)	(426,498)
Net loss				94,213	94,213
Balance at Sep. 30, 2022	$ 81	$ 346		(4,683,263)	(4,682,836)
Balance (in Shares) at Sep. 30, 2022	813,905	3,457,807
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(120,011)	(120,011)
Net loss				(32,464)	(32,464)
Balance at Mar. 31, 2023	$ 81	$ 346		(7,883,092)	(7,882,665)
Balance (in Shares) at Mar. 31, 2023	813,905	3,457,807
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Balance at Jun. 30, 2023	$ 81	$ 346		(8,448,035)	(8,447,608)
Balance (in Shares) at Jun. 30, 2023	813,905	3,457,807
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Net loss					(800,221)
Balance at Sep. 30, 2023	$ 427			(8,952,896)	(8,952,469)
Balance (in Shares) at Sep. 30, 2023	4,271,711	1
Balance at Mar. 31, 2023	$ 81	$ 346		(7,883,092)	(7,882,665)
Balance (in Shares) at Mar. 31, 2023	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(179,029)	(179,029)
Net loss				(385,914)	(385,914)
Balance at Jun. 30, 2023	$ 81	$ 346		(8,448,035)	(8,447,608)
Balance (in Shares) at Jun. 30, 2023	813,905	3,457,807
Conversion of Class B ordinary shares in Class A ordinary shares	$ 346	$ (346)
Conversion of Class B ordinary shares in Class A ordinary shares (in Shares)	3,457,806	(3,457,806)
Accretion of Class A ordinary shares to redemption amount				(80,919)	(80,919)
Excise tax liability on share redemptions				(42,099)	(42,099)
Net loss				(381,843)	(381,843)
Balance at Sep. 30, 2023	$ 427			$ (8,952,896)	$ (8,952,469)
Balance (in Shares) at Sep. 30, 2023	4,271,711	1